FUND SYMBOLS	CLASS A	CLASS B	CLASS C	CLASS M	CLASS Y
	PPNAX	PTFIX	PAMTX	Pending	PAMYX

Putnam AMT-Free Municipal Fund

Summary prospectus
11|30|10

A world of investing.℠

Putnam Investments

Putnam AMT-Free Municipal Fund

Before you invest, you may wish to review the fund’s prospectus, which contains more information about the fund and its risks. You may obtain the prospectus and other information about the fund, including the statement of additional information (SAI) and most recent reports to shareholders, at no cost by visiting putnam.com/funddocuments, calling 1-800-225-1581, or e-mailing Putnam at funddocuments@putnam.com.

The fund’s prospectus and SAI, both dated 11/30/10, as supplemented from time to time, are incorporated by reference into this summary prospectus.

Goal

Putnam AMT-Free Municipal Fund seeks high current income exempt from federal income tax.

Fees and expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in class A shares or $50,000 in class M shares of Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 14 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).

Shareholder fees (fees paid directly from your investment)

		Maximum deferred sales
		charge (load) (as a percentage
	Maximum sales charge (load)	of original purchase price
	imposed on purchases (as a	or redemption proceeds,
Share class	percentage of offering price)	whichever is lower)
Class A	4.00%	NONE*
Class B	NONE	5.00%**
Class C	NONE	1.00%
Class M	3.25%	NONE
Class Y	NONE	NONE

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Annual fund operating expenses

(expenses you pay each year as a percentage of the value of your investment)***

		Distribution		Total annual
	Management	and service	Other	fund operating
Share class	fees	(12b-1) fees	expenses	expenses
Class A	0.44%	0.24%†	0.12%	0.80%
Class B	0.44%	0.85%	0.12%	1.41%
Class C	0.44%	1.00%	0.12%	1.56%
Class M	0.44%	0.50%	0.12%	1.06%
Class Y	0.44%	N/A	0.12%	0.56%

* A deferred sales charge of 1.00% on class A shares may be imposed on certain redemptions of shares bought without an initial sales charge.

** This charge is phased out over six years.

*** Restated to reflect projected expenses under a new management contract effective January 1, 2010.

† Represents a blended rate.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$478	$645	$826	$1,350
Class B	$644	$746	$971	$1,525
Class B (no redemption)	$144	$446	$771	$1,525
Class C	$259	$493	$850	$1,856
Class C (no redemption)	$159	$493	$850	$1,856
Class M	$430	$651	$891	$1,577
Class Y	$57	$179	$313	$701

Portfolio turnover

The fund pays transaction-related costs when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 13%.

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Investments, risks, and performance

Investments

We invest mainly in bonds that pay interest that is exempt from federal income tax, are investment-grade in quality, and have intermediate- to long-term maturities (three years or longer). The fund does not intend to invest in securities the interest on which is subject to the alternative minimum tax (AMT). We may consider, among other things, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

Risks

It is important to understand that you can lose money by investing in the fund.

The prices of bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer. This risk includes interest rate risk, which means the prices of the fund’s investments are likely to fall if interest rates rise. Bond investments are also subject to credit risk, which is the risk that the issuers of the fund’s investments may default on payment of interest or principal. Interest rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. The fund may invest significantly in particular segments of the tax-exempt debt market, making it more vulnerable to fluctuations in the values of the securities it holds than a fund that invests more broadly. Interest the fund receives might be taxable.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance

The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that

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past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.

Annual total returns for class A shares before sales charges

Average annual total returns after sales charges

(for periods ending 12/31/09)

Share class	1 year	5 years	10 years
Class A before taxes	6.82%	2.68%	4.68%
Class A after taxes on distributions	6.82%	2.63%	4.55%
Class A after taxes on distributions and
sale of fund shares	5.91%	2.82%	4.56%
Class B before taxes	5.56%	2.50%	4.50%
Class C before taxes	9.50%	2.72%	4.31%
Class M before taxes	7.48%	2.53%	4.47%
Class Y before taxes	11.61%	3.21%	4.69%
Barclays Capital Municipal Bond Index
(no deduction for fees, expenses or taxes)	12.91%	4.32%	5.75%

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

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Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Thalia Meehan, Team Leader, Tax Exempt, portfolio manager of the fund since 2006

Paul M. Drury, Portfolio Manager, portfolio manager of the fund since 2002

Susan A. McCormack, Portfolio Manager, portfolio manager of the fund since 2002

Purchase and sale of fund shares

You can open an account, purchase and/or sell fund shares, or exchange them for shares of another Putnam fund by contacting your financial advisor or by calling Putnam Investor Services at 1-800-225-1581.

When opening an account, you must complete and mail a Putnam account application, along with a check made payable to the fund, to: Putnam Investor Services, P.O. Box 8383, Boston, MA 02266-8383. The minimum initial investment of $500 is currently waived, although Putnam reserves the right to reject initial investments under $500 at its discretion. There is no minimum for subsequent investments.

You can sell your shares back to the fund or exchange them for shares of another Putnam fund any day the New York Stock Exchange is open. Shares may be sold or exchanged by mail, by phone, or online at putnam.com. Some restrictions may apply.

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Tax information

The fund intends to distribute income that is exempt from federal income tax, including AMT, but distributions will be subject to federal income tax to the extent attributable to other income, including income earned by the fund on investments in taxable securities or capital gain realized on the disposition of its investments.

Financial intermediary compensation

If you purchase the fund through a broker/dealer or other financial intermediary (such as a bank or financial advisor), the fund and its related companies may pay that intermediary for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s Web site for more information.

Additional information, including current performance, is available at putnam.com/funddocuments, by calling 1-800-225-1581, or by e-mailing Putnam at funddocuments@putnam.com.

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Putnam
INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

NP043 264424 11/10 Putnam Retail Management